BBH TRUST

BBH CORE SELECT
class n shares (“BBTEX”)
retail class shares (“BBTRX”)
SUPPLEMENT DATED OCTOBER 7, 2011 TO THE STATEMENT OF ADDITIONAL INFORMATION, DATED FEBRUARY 28, 2010, AS SUPPLEMENTED APRIL 6, 2011, JUNE 1, 2011 AND JUNE 29, 2011

BBH INTERNATIONAL EQUITY FUND
class n shares (“BBHEX”)
class i shares (“BBHLX”)
SUPPLEMENT DATED OCTOBER 7, 2011 TO THE STATEMENT OF ADDITIONAL INFORMATION,
DATED FEBRUARY 28, 2010, AS SUPPLEMENTED APRIL 6, 2011, JUNE 1, 2011 AND JUNE 29, 2011

BBH BROAD MARKET FUND
class n shares (“BBBMX”)
 class i shares (“BBBIX”)
SUPPLEMENT DATED OCTOBER 7, 2011 TO THE STATEMENT OF ADDITIONAL INFORMATION,
DATED FEBRUARY 28, 2010, AS SUPPLEMENTED APRIL 6, 2011, JUNE 1, 2011,
JUNE 29, 2011 AND SEPTEMBER 23, 2011

BBH MONEY MARKET FUND
class r shares (“BBMXX”)
class i shares (“BBSXX”)
SUPPLEMENT DATED OCTOBER 7, 2011 TO THE STATEMENT OF ADDITIONAL INFORMATION,
DATED OCTOBER 28, 2010, AS REVISED ON FEBRUARY 1, 2011
AND AS SUPPLEMENTED APRIL 6, 2011 AND JUNE 29, 2011

(each a “Fund”)

The section entitled “Management” of each Fund’s Statement of Additional Information is revised by replacing the information of the Chief Compliance Officer in the “Officers Table” with the following:

Mark A. Egert 140 Broadway New York, NY 10005 Birth Date: May 25, 1962	Chief Compliance Officer (“CCO”)	Since 2011
CCO of the Trust (September 2011–present); CCO for Brown Brothers Harriman & Co. (June  2011 – present); Partner at Crowell & Moring LLP (from April 2010 to May 2011); and CCO of Cowen and Company (from January 2005 to April 2010).
			N/A	N/A

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.